Disclosures on Individual Items of the Financial Statements (Details) - Schedule of amounts recognized in profit or loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amounts recognized in profit or loss
Interest on lease liabilities	€ 89	€ 78	€ 53
Expenses relating to short-term leases	2	10
Expenses relating to leases of low-value assets, excluding short-term leases of low value assets	7
Amounts recognized in the statement of cash flows
Total cash outflow of leases	€ 569	€ 454	€ 227